Insurance Contracts_Changes In The Deferred Acquisition Costs(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	₩ 667,124	₩ 397,995
Increase	933,520	875,202
Decrease	(679,279)	(606,073)	₩ (361,909)
Ending	921,365	667,124	397,995
Non-life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	547,831	267,602
Increase	815,712	772,650
Decrease	(576,917)	(492,421)
Ending	786,626	547,831	267,602
Life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	119,293	130,393
Increase	117,808	102,552
Decrease	(102,362)	(113,652)
Ending	₩ 134,739	₩ 119,293	₩ 130,393